Financial instruments - Fair values and risk management - Remaining contractual maturities of financial liabilities (Details) - Liquidity risk - USD ($)	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about financial instruments [line items]
Non-derivative financial liabilities, undiscounted cash flows	$ 2,122,450,000	$ 2,174,578,000
Derivative financial liabilities, undiscounted cash flows	3,300,000	2,627,000
Bank loans and other notes
Disclosure of detailed information about financial instruments [line items]
Non-derivative financial liabilities, undiscounted cash flows	1,697,327,000	2,034,794,000
Other borrowings
Disclosure of detailed information about financial instruments [line items]
Non-derivative financial liabilities, undiscounted cash flows	268,661,000	60,342,000
Lease liabilities
Disclosure of detailed information about financial instruments [line items]
Non-derivative financial liabilities, undiscounted cash flows	79,873,000
Current trade and other payables
Disclosure of detailed information about financial instruments [line items]
Non-derivative financial liabilities, undiscounted cash flows	76,589,000	79,442,000
Interest rate swaps
Disclosure of detailed information about financial instruments [line items]
Derivative financial liabilities, undiscounted cash flows	3,300,000	2,627,000
Forward exchange contracts
Disclosure of detailed information about financial instruments [line items]
Derivative financial liabilities, undiscounted cash flows	0	0
Other Financial Liabilities
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	1,821,448,000	1,847,952,000
Derivative financial liabilities	3,593,000	1,049,000
Other Financial Liabilities | Bank loans and other notes
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	1,422,022,000	1,708,168,000
Other Financial Liabilities | Other borrowings
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	247,213,000	60,342,000
Other Financial Liabilities | Lease liabilities
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	75,624,000
Other Financial Liabilities | Current trade and other payables
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	76,589,000	79,442,000
Other Financial Liabilities | Interest rate swaps
Disclosure of detailed information about financial instruments [line items]
Derivative financial liabilities	3,593,000	1,049,000
Other Financial Liabilities | Forward exchange contracts
Disclosure of detailed information about financial instruments [line items]
Derivative financial liabilities	0	0
Less than 1 year
Disclosure of detailed information about financial instruments [line items]
Non-derivative financial liabilities, undiscounted cash flows	368,474,000	503,906,000
Derivative financial liabilities, undiscounted cash flows	758,000	461,000
Less than 1 year | Bank loans and other notes
Disclosure of detailed information about financial instruments [line items]
Non-derivative financial liabilities, undiscounted cash flows	110,720,000	364,122,000
Less than 1 year | Other borrowings
Disclosure of detailed information about financial instruments [line items]
Non-derivative financial liabilities, undiscounted cash flows	145,640,000	60,342,000
Less than 1 year | Lease liabilities
Disclosure of detailed information about financial instruments [line items]
Non-derivative financial liabilities, undiscounted cash flows	35,525,000
Less than 1 year | Current trade and other payables
Disclosure of detailed information about financial instruments [line items]
Non-derivative financial liabilities, undiscounted cash flows	76,589,000	79,442,000
Less than 1 year | Interest rate swaps
Disclosure of detailed information about financial instruments [line items]
Derivative financial liabilities, undiscounted cash flows	758,000	461,000
Less than 1 year | Forward exchange contracts
Disclosure of detailed information about financial instruments [line items]
Derivative financial liabilities, undiscounted cash flows	0	0
Between 1 and 5 years
Disclosure of detailed information about financial instruments [line items]
Non-derivative financial liabilities, undiscounted cash flows	1,070,990,000	1,176,317,000
Derivative financial liabilities, undiscounted cash flows	2,432,000	1,628,000
Between 1 and 5 years | Bank loans and other notes
Disclosure of detailed information about financial instruments [line items]
Non-derivative financial liabilities, undiscounted cash flows	905,302,000	1,176,317,000
Between 1 and 5 years | Other borrowings
Disclosure of detailed information about financial instruments [line items]
Non-derivative financial liabilities, undiscounted cash flows	123,020,900
Between 1 and 5 years | Lease liabilities
Disclosure of detailed information about financial instruments [line items]
Non-derivative financial liabilities, undiscounted cash flows	42,667,000
Between 1 and 5 years | Current trade and other payables
Disclosure of detailed information about financial instruments [line items]
Non-derivative financial liabilities, undiscounted cash flows	0	0
Between 1 and 5 years | Interest rate swaps
Disclosure of detailed information about financial instruments [line items]
Derivative financial liabilities, undiscounted cash flows	2,432,000	1,628,000
Between 1 and 5 years | Forward exchange contracts
Disclosure of detailed information about financial instruments [line items]
Derivative financial liabilities, undiscounted cash flows	0	0
More than 5 years
Disclosure of detailed information about financial instruments [line items]
Non-derivative financial liabilities, undiscounted cash flows	682,986,000	494,355,000
Derivative financial liabilities, undiscounted cash flows	110,000	538,000
More than 5 years | Bank loans and other notes
Disclosure of detailed information about financial instruments [line items]
Non-derivative financial liabilities, undiscounted cash flows	681,305,000	494,355,000
More than 5 years | Other borrowings
Disclosure of detailed information about financial instruments [line items]
Non-derivative financial liabilities, undiscounted cash flows	0
More than 5 years | Lease liabilities
Disclosure of detailed information about financial instruments [line items]
Non-derivative financial liabilities, undiscounted cash flows	1,681,000
More than 5 years | Current trade and other payables
Disclosure of detailed information about financial instruments [line items]
Non-derivative financial liabilities, undiscounted cash flows	0	0
More than 5 years | Interest rate swaps
Disclosure of detailed information about financial instruments [line items]
Derivative financial liabilities, undiscounted cash flows	110,000	538,000
More than 5 years | Forward exchange contracts
Disclosure of detailed information about financial instruments [line items]
Derivative financial liabilities, undiscounted cash flows	$ 0	$ 0